REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Financial Information of The Company's Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 1,921,150	$ 1,648,016	$ 1,573,912
Operating income (loss)	263,909	242,047	238,717
Not allocated
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating income (loss)	(156,931)	(119,235)	(130,624)
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,572,176	1,347,511	1,265,113
Operating income (loss)	316,760	268,010	244,599
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Revenues	348,974	300,505	308,799
Operating income (loss)	$ 104,080	$ 93,272	$ 124,742